Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following table and supporting graphics present information relating to executive compensation and financial performance measures for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021 in satisfaction of Item 402(v) of Regulation S-K. Please see the “Compensation Discussion and Analysis” section for an overview of the Company’s compensation programs.

						(2)
					Average	Average
					Summary	Summary
	Summary	Summary	(2)	(2)	Compen-	Compen-	Value of Initial Fixed
	Compen-	Compen-	Compen-	Compen-	sation	sation	$100 Investment Based On:
	sation	sation	sation	sation	Table	Actually		Peer
	Table	Table	Actually	Actually	Total for	Paid to	Company	Group		(5)
	Total for	Total for	Paid to	Paid to	Non-PEO	Non-PEO	Total	Total	(4)	Annual
(1)	First	Second	First	Second	Named	Named	Share-	Share-	Net	Adjusted
Fiscal	PEO	PEO	PEO	PEO	Executive	Executive	holder	holder	Income	Earnings
Year	(Palmby)	(Kayser)	(Palmby)	(Kayser)	Officers	Officers	Return	Return (3)	($ in 000s)	($ in 000s)
2025	$1,012,423	N/A	$950,033	N/A	$485,466	$474,495	$223.83	$135.16	$41,224	$86,429
2024	$1,195,063	N/A	$1,135,160	N/A	$561,482	$534,022	$143.04	$139.86	$63,318	$106,117
2023	$1,132,606	N/A	$1,171,347	N/A	$539,468	$555,777	$131.40	$150.26	$9,231	$147,292
2022	$997,908	N/A	$1,016,603	N/A	$458,274	$460,107	$129.56	$136.74	$46,200	$111,071
2021	$787,541	$949,409	$817,913	$949,409	$588,183	$591,968	$118.38	$124.03	$126,100	$127,042

(1)	The named executive officers included in the pay versus performance disclosure were:

Year	Principal Executive Officer (PEO)	Non-PEO Named Executive Officers
2025	Paul L. Palmby	Michael S. Wolcott, Timothy R. Nelson, Dean E. Erstad
2024	Paul L. Palmby	Michael S. Wolcott, Timothy R. Nelson, Dean E. Erstad
2023	Paul L. Palmby	Timothy J. Benjamin, Timothy R. Nelson, Dean E. Erstad
2022	Paul L. Palmby	Timothy J. Benjamin, Timothy R. Nelson
2021	Paul L. Palmby, Kraig H. Kayser	Arthur S. Wolcott, Timothy J. Benjamin

PEO Total Compensation Amount	$ 1,012,423			$ 997,908	$ 787,541
PEO Actually Paid Compensation Amount	$ 950,033
Adjustment To PEO Compensation, Footnote
(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and applicable SEC guidance, and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. For fiscal year 2025, Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. (Please note that, while similar adjustment information was provided in our 2024 proxy statement for fiscal year 2024, and in our 2023 proxy statement for fiscal years 2023, 2022 and 2021, respectively, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our stockholders' understanding of the information reported in the Pay Versus Performance table for fiscal year 2025 or the relationship disclosures provided below):

	2025
Adjustments	PEO	Other NEOs
Summary Compensation Table (SCT) Total	$1,012,423	$485,466
(Deduct): Change in actuarial present value of pension benefits	(67,571)	(57,711)
Add: Service cost of pension benefits (6)	-	20,878
(Deduct): SCT "Stock Awards" column value	-	(25,000)
Add: Covered Year-end fair value of outstanding equity awards granted in Covered Year	-	38,287
Add/(deduct): Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	3,760	9,385
Add/(deduct): Change in fair value (from prior year-end to vest date in Covered Year) of prior year equity awards vested in Covered Year	1,420	3,190
Compensation Actually Paid Total	$950,033	$474,495

(3)

The peer group used in this disclosure is the S&P Packaged Foods & Meats Index, which is the same peer group used in the stock performance graph contained within our 2025 Annual Report to Shareholders.

(4)	Net income as reported in our consolidated statements of net earnings in our 2025 Annual Report to Shareholders.

(5)

Adjusted Annual Earnings was determined to be the most important financial performance measure linking “compensation actually paid” to our company’s performance for 2025 and therefore was selected as the 2025 “company selected measure” as defined in Item 402(v). Refer to the subsection “Executive Profit Sharing Bonus Plan” within the “Compensation Discussion and Analysis” section of this proxy statement for a full definition of Adjusted Annual Earnings.

(6)	For fiscal year 2025, the PEO does not have a service cost of pension benefits because he has reached his maximum years of credited service under the Pension Plan.

Non-PEO NEO Average Total Compensation Amount	$ 485,466	$ 561,482	$ 539,468	458,274	588,183
Non-PEO NEO Average Compensation Actually Paid Amount	$ 474,495	534,022	555,777	460,107	591,968
Compensation Actually Paid vs. Total Shareholder Return

The following charts provide (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to our non-PEO named executive officers (in each case as set forth in the pay for performance table above) and (B) each of the performance measures set forth in the pay versus performance table above (net income and annual adjusted earnings).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

As shown above, the Company has selected Annual Adjusted Earnings as the company-selected measure for the pay versus performance disclosure as we believe it represents the most important financial performance measure used to link compensation actually paid to the named executive officers in 2025 to the company’s performance. Annual Adjusted Earnings is the performance measure used to determine 2025 annual cash incentive award payouts. The correlation between compensation actually paid and Annual Adjusted Earnings differs when comparing compensation actually paid to net income as reported on a GAAP basis primarily due to the large non-cash Last-In, First-Out (“LIFO”) charges that the Company has experienced in fiscal years 2025, 2024, 2023 and 2022 as a result of valuing inventory on a LIFO basis. The non-cash LIFO charges have been the result of significant cost inflation for various production inputs, including, but not limited to, steel, commodities, labor, ingredients, packaging, fuel, and transportation.

Total Shareholder Return Amount	$ 223.83	143.04	131.4	129.56	118.38
Peer Group Total Shareholder Return Amount	135.16	139.86	150.26	136.74	124.03
Net Income (Loss)	$ 41,224,000	$ 63,318,000	$ 9,231,000	$ 46,200,000	$ 126,100,000
Company Selected Measure Amount	86,429	106,117	147,292	111,071	127,042
Palmby [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,012,423	$ 1,195,063	$ 1,132,606
PEO Actually Paid Compensation Amount	950,033	$ 1,135,160	$ 1,171,347	$ 1,016,603	$ 817,913
Kayser [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					949,409
PEO Actually Paid Compensation Amount					$ 949,409
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,571)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,760
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,420
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,711)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,878
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,287
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,385
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,190